Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2011, 2010, and 2009.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,196.4	$1,175.1	$1,236.8
Other	485.4	522.7	571.3
Net Interest Income (FTE)*	282.5	271.8	416.0

Revenue (FTE)*	1,964.3	1,969.6	2,224.1
Provision for Credit Losses	(20.5)	(16.1)	30.7
Noninterest Expense	1,522.4	1,328.9	1,200.6

Income before Income Taxes*	462.4	656.8	992.8
Provision for Income Taxes*	168.3	222.4	350.8

Net Income	$294.1	$434.4	$642.0

Percentage of Consolidated Net Income	49%	65%	74%

Average Assets	$47,533.7	$38,749.3	$38,117.1

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$973.1	$906.8	$847.0
Other	128.5	133.3	138.7
Net Interest Income (FTE)*	613.7	591.8	538.1

Revenue (FTE)*	1,715.3	1,631.9	1,523.8
Provision for Credit Losses	75.5	176.1	184.3
Noninterest Expense	1,214.9	1,103.0	1,044.6

Income before Income Taxes*	424.9	352.8	294.9
Provision for Income Taxes*	168.7	132.8	112.4

Net Income	$256.2	$220.0	$182.5

Percentage of Consolidated Net Income	42%	33%	21%

Average Assets	$23,861.5	$23,564.5	$24,534.8

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2011	2010	2009
Other Noninterest Income	$(22.6)	$(8.9)	$(6.7)
Net Interest Income (FTE)*	153.1	94.2	85.9

Revenue (FTE)*	130.5	85.3	79.2
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	117.0	99.0	89.3

Income before Income Taxes*	36.6	19.3	7.7
Provision (Benefit) for Income Taxes*	(16.7)	4.2	(32.0)

Net Income	$53.3	$15.1	$39.7

Percentage of Consolidated Net Income	9%	2%	5%

Average Assets	$20,552.7	$13,694.4	$11,662.3

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2011	2010	2009
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,169.5	$2,081.9	$2,083.8
Other	591.3	647.1	703.3
Net Interest Income (FTE)*	1,049.3	957.8	1,040.0

Revenue (FTE)*	3,810.1	3,686.8	3,827.1
Provision for Credit Losses	55.0	160.0	215.0
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	2,854.3	2,530.9	2,334.5

Income before Income Taxes*	923.9	1,028.9	1,295.4
Provision for Income Taxes*	320.3	359.4	431.2

Net Income	$603.6	$669.5	$864.2

Average Assets	$91,947.9	$76,008.2	$74,314.2

* Stated on an FTE basis. The consolidated figures include $40.2 million, $39.1 million, and $40.2 million, of FTE adjustment for 2011, 2010, and 2009, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE*	INCOME BEFORE INCOME TAXES	NET INCOME
2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

2009
Non-U.S.	$19,253.2	$1,086.9	$445.4	$305.8
U.S.	62,888.3	2,700.0	809.8	558.4

Total	$82,141.5	$3,786.9	$1,255.2	$864.2

* Revenue is comprised of net interest income and noninterest income.